Regulatory Requirements and Other Restrictions (Regulatory Requirements) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
BB&T
CET1 Capital:
Actual Capital, Ratio	10.20%	10.30%
Actual Capital, Amount	$ 18,050	$ 17,081
Capital Requirements, Minimum	7,926	7,497
Capital Requirements, Well-Capitalized	$ 11,449	$ 10,830
Tier 1 Capital:
Actual Capital, Ratio	12.00%	11.80%
Actual Capital, Amount	$ 21,102	$ 19,682
Capital Requirements, Minimum	10,568	9,997
Capital Requirements, Well-Capitalized	$ 14,091	$ 13,329
Total Capital:
Actual Capital, Ratio	14.10%	14.30%
Actual Capital, Amount	$ 24,872	$ 23,753
Capital Requirements, Minimum	14,091	13,329
Capital Requirements, Well-Capitalized	$ 17,614	$ 16,661
Leverage Capital:
Actual Capital, Ratio	10.00%	9.80%
Actual Capital, Amount	$ 21,102	$ 19,682
Capital Requirements, Minimum	8,460	8,062
Capital Requirements, Well-Capitalized	$ 10,576	$ 10,077
Branch Bank
CET1 Capital:
Actual Capital, Ratio	11.50%	11.30%
Actual Capital, Amount	$ 19,839	$ 18,382
Capital Requirements, Minimum	7,730	7,319
Capital Requirements, Well-Capitalized	$ 11,166	$ 10,572
Tier 1 Capital:
Actual Capital, Ratio	11.50%	11.30%
Actual Capital, Amount	$ 19,839	$ 18,382
Capital Requirements, Minimum	10,307	9,759
Capital Requirements, Well-Capitalized	$ 13,743	$ 13,012
Total Capital:
Actual Capital, Ratio	13.60%	13.40%
Actual Capital, Amount	$ 23,289	$ 21,859
Capital Requirements, Minimum	13,743	13,012
Capital Requirements, Well-Capitalized	$ 17,179	$ 16,265
Leverage Capital:
Actual Capital, Ratio	9.60%	9.30%
Actual Capital, Amount	$ 19,839	$ 18,382
Capital Requirements, Minimum	8,249	7,866
Capital Requirements, Well-Capitalized	$ 10,311	$ 9,833